UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                         222 East Erie Street, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Wendell Perkins
                           Optique Capital Management
                         222 East Erie Street, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.


                              (OPTIQUE FUNDS LOGO)

                       APRIL 30, 2010 SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Schedule of Investments ...................................................    1

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    5

Statement of Changes in Net Assets ........................................    6

Financial Highlights ......................................................    7

Notes to the Financial Statements .........................................    8

Disclosure of Fund Expenses ...............................................   14

Approval of Investment Advisory Contract ..................................   15

         NOT FDIC-INSURED
May lose value. No bank guarantee.

Shares of Optique Funds are distributed by an independent third party, SEI Investments
Distribution Co.

SCHEDULE OF INVESTMENTS APRIL 30, 2010 (UNAUDITED)
INTERNATIONAL VALUE FUND

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Financials                   23.2%
Industrials                  14.6%
Energy                        9.8%
Consumer Staples              9.4%
Materials                     9.0%
Utilities                     8.3%
Health Care                   8.1%
Telecommunication Services    7.4%
Consumer Discretionary        6.1%
Information Technology        4.1%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

  Number
of Shares                                                                Value
---------                                                             ----------
            FOREIGN STOCK - 90.47%
            AUSTRALIA - 6.89%
    2,150   AGL Energy Ltd.                                           $   30,120
    4,200   Amcor Ltd.                                                    25,725
    1,800   Australia & New Zealand
            Banking Group Ltd.                                            40,548
      540   BHP Billiton Ltd. ADR                                         39,306
    8,900   Foster's Group Ltd.                                           45,068
   41,700   Intoll Group                                                  43,668
      925   National Australia Bank Ltd.                                  24,109
    2,650   Santos Ltd.                                                   34,140
                                                                      ----------
                                                                         282,684
                                                                      ----------
            AUSTRIA - 3.17%
      470   Mayr Melnhof Karton AG                                        45,770
    1,130   OMV AG                                                        40,673
    3,300   Telekom Austria                                               43,790
                                                                      ----------
                                                                         130,233
                                                                      ----------
            BERMUDA - 0.58%
    4,700   Hiscox Ltd.                                                   24,007
                                                                      ----------
            CANADA - 5.63%
    1,525   Biovail Corp.                                                 25,942
    1,200   EnCana Corp.                                                  39,809
    1,570   Husky Energy, Inc.                                            44,503
      350   Magna International, Inc., Class A                            23,083
      660   Royal Bank of Canada                                          40,134
      770   Toronto Dominion Bank                                         57,397
                                                                      ----------
                                                                         230,868
                                                                      ----------
            CHINA - 0.51%
   87,000   Sinotrans Ltd., Class H                                       20,954
                                                                      ----------
            FINLAND - 1.24%
    1,850   Nokia                                                         22,520
    3,385   Stora Enso, Class R                                           28,400
                                                                      ----------
                                                                          50,920
                                                                      ----------

  Number
of Shares                                                                Value
---------                                                             ----------
            FRANCE - 9.25%
      390   BNP Paribas                                               $   27,033
      890   Carrefour SA                                                  43,596
      835   Compagnie de Saint Gobain                                     41,540
    1,230   GDF Suez                                                      43,822
      280   Nexans                                                        22,200
      575   Sanofi Aventis                                                39,496
      205   Schneider Electric                                            23,423
      380   Societe BIC SA                                                29,558
      540   Societe Generale                                              29,008
      670   Total SA                                                      36,499
   10,800   Total SA STRIPS *                                                 14
      775   Vinci                                                         43,409
                                                                      ----------
                                                                         379,598
                                                                      ----------
            GERMANY - 8.87%
      360   Allianz SE                                                    41,415
      380   BASF AG                                                       22,222
      520   Deutsche Bank AG                                              36,133
      460   Deutsche Boerse                                               35,805
    3,300   Deutsche Telekom AG                                           42,909
    1,180   E.ON                                                          43,555
      760   Fresenius Medical Care AG                                     41,149
      900   Lanxess AG                                                    42,524
      390   Salzgitter                                                    31,803
      270   Siemens AG                                                    26,688
                                                                      ----------
                                                                         364,203
                                                                      ----------
            HONG KONG - 6.05%
   11,300   Cheung Kong Infrastructure Holdings Ltd.                      42,426
    4,150   China Mobile Hong Kong Ltd.                                   41,291
   32,000   China Petroleum & Chemical Corp., Class H                     25,925
    7,600   Hang Lung Group Ltd.                                          37,687
    3,750   Swire Pacific Ltd., Class A                                   42,480
   28,500   Techtronic Industries Co.                                     30,137
    8,000   Yue Yuen Industrial Holdings                                  28,181
                                                                      ----------
                                                                         248,127
                                                                      ----------
            JAPAN - 18.19%
    2,050   Aderans Co. Ltd.                                              25,230
    2,840   Asahi Glass Co. Ltd.                                          33,895
      580   Canon, Inc.                                                   26,869
      350   East Japan Railway Co.                                        23,455
    4,720   Fujitsu Ltd.                                                  33,388
    1,215   Honda Motor Co. Ltd.                                          41,551
       12   Japan Tobacco, Inc.                                           41,740
    4,900   Kubota Corp.                                                  43,262
      305   Kyocera Corp.                                                 30,789


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 1

SCHEDULE OF INVESTMENTS APRIL 30, 2010 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

  Number
of Shares                                                                Value
---------                                                             ----------
            JAPAN (CONTINUED)
    1,795   Kyushu Electric Power Co., Inc.                           $   36,316
    1,050   Mitsubishi Corp.                                              25,063
    5,500   Mitsubishi UFJ Financial Group, Inc.                          28,901
    1,000   Nippon Telegraph & Telephone Corp.                            40,687
    4,350   NKSJ Holdings, Inc. *                                         31,557
    3,175   Nomura Holdings, Inc.                                         22,121
      770   Sony Corp.                                                    26,783
    6,500   Sumitomo Chemical Co. Ltd.                                    30,837
      970   Takeda Pharmaceutical Co. Ltd.                                41,788
    1,250   Tanabe Seiyaku Co. Ltd.                                       16,568
    1,600   Tokyo Electric Power Co., Inc.                                40,115
    1,700   Toyo Suisan Kaisha Ltd.                                       40,995
    1,100   Toyota Motor Corp.                                            42,884
      600   Tsuruha Holdings, Inc.                                        21,604
                                                                      ----------
                                                                         746,398
                                                                      ----------
            LUXEMBOURG - 1.02%
    1,820   SES                                                           41,793
                                                                      ----------
            MEXICO - 0.74%
   25,499   Cemex SAB de CV, Class Preference *                           30,583
                                                                      ----------
            NETHERLANDS - 4.00%
    3,680   Aegon NV                                                      26,056
      990   Heineken Holding NV                                           40,570
    1,280   Koninklijke Philips Electronics NV, NY Shares                 42,675
      870   Royal Dutch Shell PLC, A Shares                               27,266
      900   TNT                                                           27,619
                                                                      ----------
                                                                         164,186
                                                                      ----------
            NORWAY - 0.93%
    3,200   DnB NOR                                                       38,177
                                                                      ----------
            SINGAPORE - 1.87%
    4,000   DBS Group Holdings Ltd.                                       44,657
    8,950   Fraser and Neave Ltd.                                         32,196
                                                                      ----------
                                                                          76,853
                                                                      ----------
            SPAIN - 3.65%
    3,450   Banco Santander                                               43,808
    1,130   Fomento de Construcciones y Contratas                         37,052
    1,225   Repsol YPF SA                                                 28,871
      590   Telefonica ADR                                                39,990
                                                                      ----------
                                                                         149,721
                                                                      ----------

  Number
of Shares                                                                Value
---------                                                             ----------
            SWEDEN - 1.54%
    3,500   Skandinaviska Enskilda Banken AB, Class A                 $   24,133
    3,100   Volvo, Class B                                                38,982
                                                                      ----------
                                                                          63,115
                                                                      ----------
            SWITZERLAND - 3.43%
      630   Nestle SA                                                     30,886
      765   Novartis AG                                                   38,900
    4,600   STMicroelectronics                                            43,072
      640   Swiss Reinsurance Co. Ltd.                                    28,117
                                                                      ----------
                                                                         140,975
                                                                      ----------
            TAIWAN - 0.73%
    1,545   Chunghwa Telecom Co. Ltd.                                     30,158
                                                                      ----------
            UNITED KINGDOM - 12.18%
    1,015   AstraZeneca PLC                                               44,884
    7,300   Aviva PLC                                                     38,963
    7,700   Barclays PLC                                                  39,866
    4,600   BP PLC                                                        40,521
    1,400   Diageo PLC                                                    23,893
    1,550   GlaxoSmithKline PLC                                           28,731
    3,325   Hikma Pharmaceuticals PLC                                     32,063
    3,950   HSBC Holdings PLC                                             40,388
    4,250   National Grid PLC                                             40,918
    3,190   Provident Financial PLC                                       41,039
    1,510   Unilever PLC                                                  45,624
    5,000   United Utilities Group PLC                                    41,098
   18,750   Vodafone Group PLC                                            41,715
                                                                      ----------
                                                                         499,703
                                                                      ----------
            TOTAL FOREIGN STOCK
            (Cost $3,516,268)                                          3,713,256
                                                                      ----------
            FOREIGN PREFERRED STOCK - 2.47%
            BRAZIL - 2.47%
    2,930   Petroleo Brasileiro SA                                        55,477
    1,700   Vale, Class A                                                 45,811
                                                                      ----------
            TOTAL FOREIGN PREFERRED STOCK
            (Cost $91,679)                                               101,288
                                                                      ----------


                       2 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2010 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONCLUDED)

  Number
of Shares                                                                Value
---------                                                             ----------
            RIGHTS - 0.00%
            BELGIUM - 0.00%
   18,500   ageas, Expires 7/01/14*                                   $       --
                                                                      ----------
            TOTAL RIGHTS
            (Cost $0)                                                         --
                                                                      ----------
            TOTAL INVESTMENTS - 92.94%
            (Cost $3,607,947)                                         $3,814,544
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $4,104,101.

*    NON INCOME PRODUCING SECURITY.

ADR    - AMERICAN DEPOSITARY RECEIPT
LTD.   - LIMITED
NY     - NEW YORK
PLC    - PUBLIC LIMITED COMPANY
STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 3

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2010 (UNAUDITED)

                                                                   INTERNATIONAL
                                                                     VALUE FUND
                                                                   -------------
Investments at cost                                                 $3,607,947
Foreign currency at cost                                                 2,433
                                                                    ----------
ASSETS:
Investments at market value                                         $3,814,544
Foreign currency at value                                                2,433
Receivable for investment securities sold                              565,329
Prepaid expenses                                                        36,524
Receivable due from Investment Advisor                                  30,641
Reclaim receivable                                                      24,446
Dividends and interest receivable                                       13,889
                                                                    ----------
   TOTAL ASSETS                                                      4,487,806
                                                                    ----------
LIABILITIES:
Payable to custodian                                                   311,121
Transfer agent fees payable                                             18,392
Administrative fees payable                                             11,096
Distribution fees payable                                                3,783
Trustees' fees payable                                                   2,546
Other accrued expenses                                                  36,767
                                                                    ----------
   TOTAL LIABILITIES                                                   383,705
                                                                    ----------
   NET ASSETS                                                       $4,104,101
                                                                    ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                     $2,136,573
Distributions in excess of net investment income                      (113,479)
Accumulated net realized gain on investments and foreign
   currency transactions                                             1,874,122
Net unrealized appreciation on investments                             206,597
Net unrealized appreciation on foreign currencies and
   translation of other assets and liabilities denominated in
   foreign currencies                                                      288
                                                                    ----------
NET ASSETS                                                          $4,104,101
                                                                    ==========
Total shares outstanding at end of period                              385,048
Net asset value, per share (net assets / shares outstanding)        $    10.66
                                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       4 OPTIQUE FUNDS SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

                                                                   INTERNATIONAL
                                                                     VALUE FUND
                                                                   -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $14,028)            $   136,943
                                                                   -----------
TOTAL INVESTMENT INCOME                                                136,943
                                                                   -----------
EXPENSES:
Administration fees                                                     66,945
Investment advisory fees                                                66,805
Directors' fees and expenses                                            28,287
Distribution fees                                                       18,557
Transfer agent fees and expenses                                        28,409
Legal fees                                                              27,997
Custody fees                                                            24,566
Federal and state registration fees                                     20,620
Printing fees                                                           11,532
Audit fees                                                               8,686
Miscellaneous fees                                                      15,339
                                                                   -----------
   TOTAL EXPENSES                                                      317,743
Less:
Waiver of investment advisory fees                                     (66,805)
Reimbursement of investment advisory fees                             (113,612)
                                                                   -----------
   TOTAL NET EXPENSES                                                  137,326
                                                                   -----------
NET INVESTMENT LOSS                                                       (383)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
Net realized gain on investments                                     4,722,889
Net realized gain on foreign currency transactions                      54,840
Net change in unrealized appreciation (depreciation) on
   investments                                                      (2,730,040)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities
   denominated in foreign currencies                                    (3,138)
                                                                   -----------
Net gain on investments and foreign currency transactions            2,044,551
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $ 2,044,168
                                                                   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 5

STATEMENT OF CHANGES IN NET ASSETS

                                                                          INTERNATIONAL
                                                                            VALUE FUND
                                                                  -----------------------------
                                                                    SIX MONTHS      FISCAL YEAR
                                                                       ENDED           ENDED
                                                                  APRIL 30, 2010    OCTOBER 31,
                                                                    (UNAUDITED)        2009
                                                                  --------------   ------------
OPERATIONS:
Net investment income (loss)                                       $       (383)   $    196,542
Net realized gain (loss) on investments                               4,722,889      (2,792,942)
Net realized gain (loss) on foreign currency transactions                54,840         (98,058)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (2,730,040)      8,219,862
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities
   denominated in foreign currencies                                     (3,138)            234
                                                                   ------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  2,044,168       5,525,638
                                                                   ------------    ------------
DISTRIBUTIONS FROM:
Net investment income                                                  (168,896)     (1,658,679)
                                                                   ------------    ------------
TOTAL DISTRIBUTIONS                                                    (168,896)     (1,658,679)
                                                                   ------------    ------------
CAPITAL STOCK TRANSACTIONS(1):
Proceeds from shares sold                                             1,785,141      29,226,038
Proceeds from reinvestment of distributions                             166,899       1,405,127
Redemption fees(2)                                                        1,240           1,235
Cost of shares redeemed                                             (29,615,928)    (28,602,721)
                                                                   ------------    ------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS                     (27,662,648)      2,029,679
                                                                   ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (25,787,376)      5,896,638
                                                                   ------------    ------------
NET ASSETS:
Beginning of period                                                  29,891,477      23,994,839
                                                                   ------------    ------------
End of period                                                      $  4,104,101    $ 29,891,477
                                                                   ============    ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                  $   (113,479)   $     55,800
                                                                   ============    ============

(1)  SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.

(2)  SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       6 OPTIQUE FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

                                                                                 INTERNATIONAL
                                                                                  VALUE FUND
                                           -----------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED       FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                           APRIL 30, 2010      ENDED          ENDED          ENDED          ENDED          ENDED
                                             (UNAUDITED)   OCT. 31, 2009  OCT. 31, 2008  OCT. 31, 2007  OCT. 31, 2006  OCT. 31, 2005
                                           --------------  -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.90         $  7.97        $ 18.21         $  16.62        $ 14.12        $ 12.37
                                             ------         -------        -------         --------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                            --+           0.07+          0.28+            0.26           0.28           0.20
Net realized and unrealized gain (loss)
   on investments*                             0.82            2.54          (7.82)            3.06           3.04           1.78
                                             ------         -------        -------         --------        -------        -------
      TOTAL FROM INVESTMENT OPERATIONS         0.82            2.61          (7.54)            3.32           3.32           1.98
                                             ------         -------        -------         --------        -------        -------
LESS DISTRIBUTIONS PAID:
From net investment income                    (0.06)          (0.68)         (0.25)           (0.26)         (0.23)         (0.18)
From net realized capital gains                  --              --          (2.45)           (1.47)         (0.59)         (0.05)
                                             ------         -------        -------         --------        -------        -------
      TOTAL DISTRIBUTIONS                     (0.06)          (0.68)         (2.70)           (1.73)         (0.82)         (0.23)
                                             ------         -------        -------         --------        -------        -------
NET ASSET VALUE, END OF PERIOD               $10.66         $  9.90        $  7.97         $  18.21        $ 16.62        $ 14.12
                                             ======         =======        =======         ========        =======        =======
TOTAL RETURN(1)                                8.36%(2)       35.61%(2)     (48.17)%          21.61%         24.57%         16.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)             $4,104         $29,891        $23,995         $111,231        $98,943        $88,618
Ratio of expenses to average net assets,
   net of waivers and reimbursements           1.85%           1.85%          1.56%            1.38%          1.40%          1.41%
Ratio of expenses to average net assets,
   before waivers and reimbursements           4.28%           2.68%          1.56%            1.38%          1.40%          1.41%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                         (0.01)%          0.88%          2.09%            1.58%          1.79%          1.48%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                         (2.44)%          0.05%          2.09%            1.58%          1.79%          1.48%
Portfolio turnover rate                          49%            123%            13%              21%            21%            16%

+    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

* INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.

(1) RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(2) FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 7

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2010 (UNAUDITED)

1. ORGANIZATION

Optique Funds, Inc. (the "Company"), was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2010, there is one diversified series presently authorized: Optique International Value Fund referred to as the "Fund."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America.

A. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ, which use the official closing price) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued at net asset value per share.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Pricing Procedures established by the Fund's Board of Directors (the "Board"). The Fund's Fair Value Pricing Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Pricing Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Pricing Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, the advisor may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the advisor for any Fund holding the relevant securities that such limits have been exceeded. In such an event, the advisor makes the determination whether a Committee Meeting should be called based on the information provided.


                       8 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2010 (UNAUDITED)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2010, there have been no significant changes to the Fund's fair valuation methodologies.

As of April 30, 2010, all of the Fund's investments are level 1, with the exception of ageas rights, which are level 3. For details of the investment classification, reference the Schedule of Investments. The value of ageas rights at November 1, 2009 was zero, and the value has remained zero throughout the six months ended April 30, 2010.

C. FOREIGN CURRENCY TRANSLATIONS

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange on the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

D. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. As of and during the six months ended April 30, 2010, the Fund had no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared and paid annually by the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 9

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2010 (UNAUDITED)

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determined the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Fund.

G. GOING CONCERN

The Fund has experienced a significant decline in net assets which raises substantial doubt about the Fund's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                         FOR THE SIX MONTHS ENDED
                                                        APRIL 30, 2010 (UNAUDITED)
                                                        --------------------------
Shares sold                                                        174,778
Shares issued to holders in reinvestment of dividends               16,346
Shares redeemed                                                 (2,826,255)
                                                                ----------
NET DECREASE                                                    (2,635,131)
                                                                ==========

                                                        FOR THE YEAR ENDED
                                                         OCTOBER 31, 2009
                                                        ------------------
Shares sold                                                   3,389,456
Shares issued to holders in reinvestment of dividends           189,115
Shares redeemed                                              (3,568,562)
                                                             ----------
NET INCREASE                                                     10,009
                                                             ==========

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2010, were as follows:

Cost of Purchases     $ 7,325,883
Proceeds from Sales    34,389,795

5. FEDERAL TAX INFORMATION

The Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management evaluates the Fund's tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.


                      10 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2010 (UNAUDITED)

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

        ORDINARY     LONG TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   -----------
2009   $1,658,679    $        --   $ 1,658,679
2008    2,342,910     13,880,094    16,223,004

As of October 31, 2009, the components of Distributable Earnings for tax purposes were as follows:

UNDISTRIBUTED      CAPITAL       UNREALIZED         TOTAL
   ORDINARY         LOSS        APPRECIATION    DISTRIBUTABLE
    INCOME      CARRYFORWARD   (DEPRECIATION)     EARNINGS
-------------   ------------   --------------   -------------
   $167,949     $(2,063,502)     $1,987,809       $92,256

For Federal income tax purposes, the Fund has capital loss carryforwards which may be carried forward and applied against future capital gains through the indicated expiration dates. At October 31, 2009 the Fund had $2,063,502 in capital loss carryforwards expiring in 2017.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2010, was as follows:

                                                                          NET
                                                                      UNREALIZED
                             FEDERAL    APPRECIATED   DEPRECIATED    APPRECIATION
                            TAX COST     SECURITIES    SECURITIES   (DEPRECIATION)
                           ----------   -----------   -----------   --------------
International Value Fund   $3,607,947     $298,606     $(92,009)       $206,597

6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the Fund and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Fund. Any proceeds of the fee are credited to the assets of the Fund. For the six months ended April 30, 2010, there were $1,240 of redemption fees retained by the Fund. For the year ended October 31, 2009, there were $1,235 of redemption fees retained by the Fund.

7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Optique Capital Management, Inc. ("OCM") is the investment advisor of the Fund. OCM manages the Fund's investments and its business operations under the overall supervision of the Board. As compensation for OCM's services, the Fund pays OCM a monthly fee based on the Fund's average daily net assets at the annual rate of 0.90%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.85% of the average daily net assets of the Fund. OCM will reimburse the Fund for the amount of such excess.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 11

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2010 (UNAUDITED)

State Street Bank and Trust acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid based on the net assets of the Fund, by transaction and by out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Fund. Effective September 1, 2009, for its services, the Administrator receives an annual fee equal to the higher of 0.135% of the first $250 million, 0.10% of the next $250 million and 0.08% of any amount above $500 million. The Fund is subject to a minimum annual administration fee of $135,000.

SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Fund. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25%.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent to the Fund.

9. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers of the Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

10. MARKET RISKS

The Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

11. OTHER

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. Management of the Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.


                       12 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED) APRIL 30, 2010 (UNAUDITED)

13. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no subsequent events requiring adjustments or additional disclosures to the financial statements as of April 30, 2010 have been identified.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 13

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                           BEGINNING     ENDING                 EXPENSES
                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                             VALUE       VALUE       EXPENSE     DURING
                            11/1/09     4/30/10      RATIOS      PERIOD*
                           ---------   ---------   ----------   --------
ACTUAL FUND RETURN
International Value Fund   $1,000.00   $1,083.60      1.85%       $9.56
HYPOTHETICAL 5% RETURN
International Value Fund   $1,000.00   $1,015.62      1.85%       $9.25

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


                       14 OPTIQUE FUNDS SEMI-ANNUAL REPORT

APPROVAL OF INVESTMENT ADVISORY CONTRACT (UNAUDITED)

On April 23, 2010, the Board of Directors of Optique Funds, Inc. approved the continuation of the Fund's investment advisory agreement with Optique Capital Management, Inc. (the "Adviser") through July 31, 2010. Prior to approving the continuation of the agreement, the Board considered:

     -    the nature, extent and quality of the services provided by the Adviser

     -    the investment performance of the Fund

     - the costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund

     - the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect those economies of scale

     -    the expense ratio of the Fund

In considering the nature, extent and quality of the services provided by the Adviser, management of the Fund reported to the Board that the Adviser provided portfolio management, shareholder communication and servicing, and regulatory compliance services to the Fund. Management reported that shareholder communication and servicing services included preparing letters to shareholders and supervising the services provided by the other service providers. Management reported that regulatory compliance services included paying the compensation of the Fund's Chief Compliance Officer. The Directors concluded that the Adviser was providing essential services to the Fund.

The Directors compared the performance of the Fund to benchmark indices over various periods of time and concluded that the performance of the Fund warranted the continuation of the advisory agreement. They noted that the performance of the Fund exceeded the benchmark indices for some periods but was less than the benchmark indices for other periods. The Directors noted that in addition to the absolute performance of the Fund, the Fund adhered to its investment style avoiding style drift.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed a report of the costs of services provided, and the profits realized, by the Adviser from its relationship with the Fund and concluded that the Adviser was not realizing a profit with respect to the services it provides the Fund. The Directors also reviewed reports comparing the expense ratio and advisory fees paid by the Fund to those paid by other comparable mutual funds (but not non-mutual fund accounts managed by the Adviser) and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund were in the middle 60% of the range of comparable mutual funds.

The Directors then reviewed a report from the Adviser indicating that the Fund's expense ratio was increasing as the assets of the Fund declined, indicating that in the past there had been economies of scale benefiting the shareholders. The Directors also considered whether the investment advisory agreement fee schedule should be adjusted for an increase in assets under management. They concluded that "breakpoints" were not warranted at this time given the anticipated growth of the Fund in the next year and the other factors considered.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 15

NOTES

This report has been prepared for the general information of Optique Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Optique Funds prospectus, which contains more complete information about Optique Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Securities and Exchange Commission's (the "Commission") web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-276-8272; (ii) at the Fund's website at http://www.optiquecapital.com; and (iii) on the Commission's website at http://www.sec.gov.

(OPTIQUE FUNDS LOGO)

222 East Erie Street
Milwaukee, WI 53202

OPT-SA-001-0400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Optique Funds, Inc.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Wendell Perkins
                                        ----------------------------------------
                                        Wendell Perkins, President

Date: July 6, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Chief Financial Officer

Date: July 6, 2010

* Print the name and title of each signing officer under his or her signature.